REVERSE RECAPITALIZATION - Common stock outstanding immediately following the de-SPAC transaction (Details) - shares	Feb. 24, 2026	Feb. 28, 2026	Nov. 30, 2025	Nov. 30, 2024
ACQUISITION OF OREGON ENERGY
Total Common Stock at Closing	29,579,313	29,579,313	18,888,289	96,000,040
Total Shares	32,079,313
Total Common Stock at Closing (in percent)	92.21%
Total Shares (in percent)	100.00%
Series A cumulative preferred stock, redeemable
ACQUISITION OF OREGON ENERGY
Series A Cumulative Convertible Preferred Stock, As Converted	2,500,000
Series A Cumulative Convertible Preferred Stock, As Converted (in percent)	7.79%
Oregon Energy LLC
ACQUISITION OF OREGON ENERGY
Number of common shares issued for acquisition of Oregon Energy	1,710,991
Aurora Energy (in percent)	5.33%
Eagle Energy
ACQUISITION OF OREGON ENERGY
Eagle Energy Shareholders	21,638,289
Eagle Energy Shareholders (in percent)	67.45%
Eagle Energy | SVII and Eagle Energy Nuclear Corp
ACQUISITION OF OREGON ENERGY
Shares Issued for Transaction Costs	300,000
Shares Issued for Transaction Costs (in percent)	0.94%
Eagle Energy | SVII
ACQUISITION OF OREGON ENERGY
SVII Public Shareholders	1,101,717
SVII Rights Conversion	2,299,982
SVII Founders	2,528,334
Total SVII	5,930,033
Number of shares transferred by Sponsor to Public shareholders	691,666
SVII Public Shareholders (in percent)	3.44%
SVII Rights Conversion (in percent)	7.17%
SVII Founders (in percent)	7.88%
Total SVII (in percent)	18.49%